Financial Risk Management - Liquidity Risk (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Oct. 01, 2020	Jun. 30, 2020
Mponeng operations and related assets
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Post-tax real discount rate	10.30%	10.60%
Current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability, undiscounted cash flows	R 112		R 67
Expiring after one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability, undiscounted cash flows	225		86
Liquidity risk | Current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables (excluding non-financial liabilities)2,3	1,398		910
Derivative financial liabilities3	285		4,238
Financial liabilities	2,300		5,871
Liquidity risk | Due between 0 to six months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings3:	256		257
Liquidity risk | Due between six to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings3:	249		399
Liquidity risk | Expiring after one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability1	647		0
Other non-current liabilities2	19		15
Derivative financial liabilities3	11		962
Financial liabilities	4,046		9,128
Liquidity risk | Due between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings3:	267		779
Liquidity risk | Due between two to three years4
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings3:	2,877		7,286
Liquidity risk | Borrowings Final Repayment of Capital, September 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings3:	R 2,854		R 6,062